STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS (Details)				12 Months Ended
	Jul. 26, 2023 shares	Mar. 15, 2023 shares	Apr. 05, 2021 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS (Details) [Line Items]
Number of employees			200,000
Assets (in Dollars) | $			$ 7,143	$ 62,867,718	$ 79,986,873
Number of stock options that shall vest in four equal installments			28,571
Vest shares			7,143
Number of stock options issued				14,102
Number of stock options exercisable upon execution of the Consulting Agreement				98,716
Equity Incentive Plan 2021 [Member] | Employees [Member]
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS (Details) [Line Items]
Shares issued accounts for share-based payment exchanged for services	145,657	225,743	35,714
Number of employees	12	12	250,000
Number of shares authorized to be granted to employees	60,000	60,000	50,000